UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21574

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating-Rate Income Trust (EFT)

Semiannual Report

November 30, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2020

Eaton Vance

Floating-Rate Income Trust

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Performance1,2

Portfolio Managers Ralph H. Hinckley, CFA, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	06/29/2004	12.13%	2.64%	6.33%	5.74%
Fund at Market Price	—	20.46	6.43	6.66	4.44

S&P/LSTA Leveraged Loan Index	—	7.88%	3.38%	4.73%	4.31%

% Premium/Discount to NAV[3]

					–7.33%

Distributions[4]

Total Distributions per share for the period					$0.358
Distribution Rate at NAV					5.07%
Distribution Rate at Market Price					5.48

% Total Leverage[5]

Borrowings					28.24%
Variable Rate Term Preferred Shares (VRTP Shares)					8.89

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Fund Profile

Top 10 Issuers (% of total investments)6

TransDigm, Inc.	1.2%

Hyland Software, Inc.	1.1

UPC Broadband Holding B.V.	0.9

Asurion, LLC	0.8

Virgin Media SFA Finance Limited	0.8

CenturyLink, Inc.	0.8

Informatica, LLC	0.8

Uber Technologies	0.8

Ziggo B.V.	0.7

MA FinanceCo., LLC	0.7

Total	8.6%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	16.1%

Health Care	8.2

Business Equipment and Services	7.9

Industrial Equipment	4.6

Drugs	4.3

Chemicals and Plastics	4.2

Insurance	4.1

Leisure Goods/Activities/Movies	3.9

Telecommunications	3.9

Cable and Satellite Television	3.6

Total	60.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten-year period is the impact of the 2013 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 98% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance. com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On August 13, 2020, the Board of Trustees of the Fund amended and restated the Fund’s By-Laws (the “Amended and Restated By-Laws”). The Amended and Restated By-Laws include provisions (the “Control Share Provisions”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of Fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share Provisions are primarily intended to protect the interests of the Fund and its shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic hedge funds or other activist investors. The Control Share Provisions do not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, they entrust the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares. Subject to various conditions and exceptions, the Amended and Restated By-Laws define a “Control Share Acquisition” to include an acquisition of Fund shares that, but for the Control Share Provisions, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Fund Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Share acquisitions prior to August 13, 2020 are excluded from the definition of Control Share Acquisition. This discussion is only a high-level summary of certain aspects of the Control Share Provisions, and is qualified in its entirety by reference to the full Amended and Restated By-Laws. The Amended and Restated By-Laws were filed by the Fund on Form 8-K with the Securities and Exchange Commission and are available at sec.gov.

4

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.4%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd.

Series 2019-1A, Class E, 6.993%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(2)	$850	$847,382

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 6.766%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	500	484,428

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 6.071%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,856,454

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class ER, 7.068%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,300	1,278,361

Bardot CLO, Ltd.

Series 2019-2A, Class E, 7.166%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(2)	1,000	1,001,023

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class E, 7.257%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	751,595

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 6.837%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	1,000	978,878

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 7.137%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(2)	1,000	989,073

BlueMountain CLO XXV, Ltd.

Series 2019-25A, Class E, 6.937%, (3 mo. USD LIBOR + 6.70%), 7/15/32(1)(2)	1,000	992,775

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 7.918%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(2)	1,500	1,504,882

Canyon Capital CLO, Ltd.

Series 2019-2A, Class E, 7.387%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	400	402,584

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 6.724%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,010,923

Series 2015-5A, Class DR, 6.918%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	439,028

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 7.218%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,006,344

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 5.971%, (3 mo. USD LIBOR + 5.75%), 8/15/31(1)(2)	1,000	927,894

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 7.468%, (3 mo. USD LIBOR + 7.25%), 10/20/32(1)(2)	1,000	957,511

Security	Principal Amount (000’s omitted)	Value

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 6.882%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	$1,000	$925,500

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 5.468%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	884,953

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	230,614

Golub Capital Partners CLO 23M, Ltd.

Series 2015-23A, Class ER, 5.968%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	1,027,664

Harriman Park CLO, Ltd.

Series 2020-1A, Class E, 7.128%, (3 mo. USD LIBOR + 6.91%), 4/20/31(1)(2)	1,100	1,101,471

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 6.915%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	998,540

Kayne CLO 7, Ltd.

Series 2020-7A, Class E, 6.718%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,275	1,271,269

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class E, 7.487%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	500	501,479

Madison Park Funding XXXVII, Ltd.

Series 2019-37A, Class E, 6.787%, (3 mo. USD LIBOR + 6.55%), 7/15/32(1)(2)	1,000	986,120

Neuberger Berman Loan Advisers CLO 31, Ltd.

Series 2019-31A, Class E, 6.968%, (3 mo. USD LIBOR + 6.75%), 4/20/31(1)(2)	600	605,094

Neuberger Berman Loan Advisers CLO 33, Ltd.

Series 2019-33A, Class E, 7.03%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,002,059

Oaktree CLO, Ltd.

Series 2019-3A, Class E, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(2)	1,000	916,319

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.068%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	900	840,336

Series 2019-1A, Class D, 7.221%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(2)	1,000	1,003,131

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 7.087%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	500	501,153

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.165%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	643,834

Regatta XVI Funding, Ltd.

Series 2019-2A, Class E, 7.237%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	756,746

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC

Series 2019-4A, Class E, 6.918%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	$2,000	$1,995,602

Vibrant CLO X, Ltd.

Series 2018-10A, Class D, 6.408%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	850	716,013

Vibrant CLO XI, Ltd.

Series 2019-11A, Class D, 6.988%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	911,149

Voya CLO, Ltd.

Series 2013-1A, Class DR, 6.717%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,723,544

Wellfleet CLO, Ltd.

Series 2020-1A, Class D, 7.477%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,300	1,270,567

Total Asset-Backed Securities (identified cost $37,403,488)		$36,242,292

Closed-End Funds — 1.7%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,341,069

Invesco Senior Income Trust	402,161	1,596,579

Nuveen Credit Strategies Income Fund	406,731	2,558,338

Nuveen Floating Rate Income Fund	164,907	1,414,902

Nuveen Floating Rate Income Opportunity Fund	115,017	970,743

Voya Prime Rate Trust	441,753	1,974,636

Total Closed-End Funds (identified cost $12,900,108)		$9,856,267

Common Stocks — 2.1%
Security	Shares	Value

Aerospace and Defense — 0.2%

IAP Global Services, LLC(3)(4)(5)	58	$865,178

		$865,178

Automotive — 0.0%(6)

Dayco Products, LLC(4)(5)	20,780	$155,850

		$155,850

Business Equipment and Services — 0.0%(6)

Crossmark Holdings, Inc.(4)(5)	3,740	$215,050

		$215,050

Security	Shares	Value

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(4)(5)	40,989	$506,829

		$506,829

Containers and Glass Products — 0.0%(6)

LG Newco Holdco, Inc.(4)(5)	26,953	$40,430

		$40,430

Electronics / Electrical — 0.5%

Answers Corp.(3)(4)(5)	96,908	$56,207

Software Luxembourg Holding S.A.(4)(5)	13,976	2,795,200

		$2,851,407

Health Care — 0.2%

Akorn Holding Company, LLC, Class A(4)(5)	73,582	$974,961

		$974,961

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., Class A(4)(5)	3,482	$26,115

		$26,115

Oil and Gas — 0.2%

AFG Holdings, Inc.(3)(4)(5)	30,640	$572,049

Fieldwood Energy, Inc.(4)(5)	19,189	1,919

McDermott International, Ltd.(4)(5)	162,147	179,983

Nine Point Energy Holdings, Inc.(3)(5)(7)	758	0

RDV Resources, Inc., Class A(3)(4)(5)	30,849	0

Samson Resources II, LLC, Class A(3)(4)	46,484	302,146

Sunrise Oil & Gas, Inc., Class A(4)(5)	13,157	92,099

		$1,148,196

Publishing — 0.5%

ION Media Networks, Inc.(3)(4)(5)	4,429	$2,924,336

Tweddle Group, Inc.(3)(4)(5)	1,944	3,966

		$2,928,302

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$130,366

Cumulus Media, Inc., Class A(4)(5)	42,499	372,716

iHeartMedia, Inc., Class A(4)(5)	36,714	438,916

		$941,998

Retailers (Except Food and Drug) — 0.0%(6)

David’s Bridal, LLC(3)(4)(5)	23,371	$163,597

		$163,597

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Utilities — 0.2%

Longview Intermediate Holdings, LLC, Class A(3)(4)(5)	101,172	$817,469

		$817,469

Total Common Stocks (identified cost $11,340,974)		$11,635,382

Convertible Preferred Stocks — 0.0%
Security	Shares	Value

Oil and Gas — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(5)(7)	14	$0

Total Convertible Preferred Stocks (identified cost $14,000)		$0

Corporate Bonds & Notes — 4.8%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

6.50%, 7/15/24	$520	$528,775

7.50%, 3/15/27	282	302,217

		$830,992

Automotive — 0.1%

Ford Motor Co.

9.00%, 4/22/25	$150	$182,477

4.75%, 1/15/43	250	246,356

Navistar International Corp.

6.625%, 11/1/25(1)	322	337,440

		$766,273

Building and Development — 0.2%

Builders FirstSource, Inc.

5.00%, 3/1/30(1)	$123	$132,686

Hillman Group, Inc. (The)

6.375%, 7/15/22(1)	37	36,851

Standard Industries, Inc.

5.00%, 2/15/27(1)	677	711,273

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.

5.875%, 6/15/24	8	8,755

		$889,565

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.6%

EIG Investors Corp.

10.875%, 2/1/24	$958	$999,793

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(1)	258	262,193

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(1)	750	795,938

5.75%, 4/15/26(1)	750	814,687

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	427	487,766

		$3,360,377

Cable and Satellite Television — 0.3%

Altice France S.A.

8.125%, 2/1/27(1)	$677	$746,321

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.75%, 2/15/26(1)	32	33,212

4.25%, 2/1/31(1)	229	237,851

CSC Holdings, LLC

5.875%, 9/15/22	15	15,984

5.25%, 6/1/24	10	10,844

5.75%, 1/15/30(1)	550	594,135

4.125%, 12/1/30(1)	200	207,160

DISH DBS Corp.

6.75%, 6/1/21	14	14,319

5.875%, 11/15/24	5	5,325

TEGNA, Inc.

5.00%, 9/15/29	56	58,957

		$1,924,108

Conglomerates — 0.0%(6)

Spectrum Brands, Inc.

5.75%, 7/15/25	$75	$77,545

5.00%, 10/1/29(1)	21	22,733

		$100,278

Containers and Glass Products — 0.0%(6)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.125%, 8/15/26(1)	$200	$207,750

		$207,750

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Distribution & Wholesale — 0.0%(6)

Performance Food Group, Inc.

5.50%, 10/15/27(1)	$68	$72,459

		$72,459

Drugs — 0.2%

AdaptHealth, LLC

6.125%, 8/1/28(1)	$125	$135,000

Bausch Health Americas, Inc.

8.50%, 1/31/27(1)	146	160,807

Bausch Health Companies, Inc.

7.00%, 1/15/28(1)	752	811,077

		$1,106,884

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

8.50%, 5/1/27(1)	$575	$636,453

		$636,453

Electronics / Electrical — 0.0%(6)

Sensata Technologies, Inc.

4.375%, 2/15/30(1)	$45	$48,234

		$48,234

Financial Intermediaries — 0.2%

Ford Motor Credit Co., LLC

5.125%, 6/16/25	$500	$540,475

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22	18	18,142

6.25%, 5/15/26	677	709,008

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24 (8)(9)	80	89,374

		$1,356,999

Food Products — 0.2%

Del Monte Foods, Inc.

11.875%, 5/15/25(1)	$1,075	$1,176,453

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.

5.50%, 1/15/30(1)	156	175,555

		$1,352,008

Security	Principal Amount (000’s omitted)	Value

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(1)	$1,300	$1,276,437

		$1,276,437

Health Care — 0.2%

Centene Corp.

3.375%, 2/15/30	$114	$119,664

HCA, Inc.

5.875%, 2/15/26	18	20,745

MPH Acquisition Holdings, LLC

5.75%, 11/1/28(1)	286	280,637

Syneos Health, Inc.

3.625%, 1/15/29(1)	172	173,613

Tenet Healthcare Corp.

6.75%, 6/15/23	244	262,666

		$857,325

Insurance — 0.2%

AssuredPartners, Inc.

7.00%, 8/15/25(1)	$958	$992,119

		$992,119

Internet Software & Services — 0.1%

Netflix, Inc.

5.375%, 11/15/29(1)	$240	$286,872

Riverbed Technology, Inc.

8.875%, 3/1/23(1)	27	18,900

		$305,772

Leisure Goods / Activities / Movies — 0.2%

Viking Cruises, Ltd.

6.25%, 5/15/25(1)	$45	$43,364

5.875%, 9/15/27(1)	858	814,564

		$857,928

Lodging and Casinos — 0.4%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(1)	$677	$677,890

ESH Hospitality, Inc.

5.25%, 5/1/25(1)	22	22,583

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	15	16,116

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

MGM Resorts International

7.75%, 3/15/22	$18	$19,252

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(1)	958	1,014,881

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(1)	273	276,242

		$2,026,964

Metals / Mining — 0.2%

Cleveland-Cliffs, Inc.

6.75%, 3/15/26(1)	$1,006	$1,086,480

		$1,086,480

Nonferrous Metals / Minerals — 0.0%(6)

New Gold, Inc.

6.375%, 5/15/25(1)	$49	$51,184

		$51,184

Oil and Gas — 0.4%

Centennial Resource Production, LLC

6.875%, 4/1/27(1)	$958	$529,683

Energy Transfer Operating, L.P.

5.875%, 1/15/24	35	38,874

Neptune Energy Bondco PLC

6.625%, 5/15/25(1)	1,065	1,014,413

Newfield Exploration Co.

5.625%, 7/1/24	92	97,764

Occidental Petroleum Corp.

6.625%, 9/1/30	229	239,520

Seven Generations Energy, Ltd.

6.75%, 5/1/23(1)	30	30,169

6.875%, 6/30/23(1)	15	15,130

Tervita Corp.

11.00%, 12/1/25(1)	229	238,208

		$2,203,761

Packaging & Containers — 0.1%

ARD Finance S.A.

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(10)	$333	$351,315

		$351,315

Security	Principal Amount (000’s omitted)	Value

Radio and Television — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(1)	$115	$89,341

iHeartCommunications, Inc.

6.375%, 5/1/26	208	220,219

8.375%, 5/1/27	376	400,537

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(1)	8	7,982

Sirius XM Radio, Inc.

4.125%, 7/1/30(1)	91	95,459

Terrier Media Buyer, Inc.

8.875%, 12/15/27(1)	313	338,627

		$1,152,165

Real Estate Investment Trusts (REITs) — 0.1%

Service Properties Trust

3.95%, 1/15/28	$458	$413,059

		$413,059

Steel — 0.2%

Allegheny Technologies, Inc.

7.875%, 8/15/23	$1,065	$1,155,637

		$1,155,637

Surface Transport — 0.0%(6)

XPO Logistics, Inc.

6.50%, 6/15/22(1)	$56	$56,158

		$56,158

Telecommunications — 0.3%

CenturyLink, Inc.

6.75%, 12/1/23	$40	$44,437

Connect Finco S.a.r.l./Connect US Finco, LLC

6.75%, 10/1/26(1)	250	259,462

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(1)	600	612,750

Level 3 Financing, Inc.

5.375%, 1/15/24	25	25,266

Sprint Communications, Inc.

6.00%, 11/15/22	3	3,233

Sprint Corp.

7.25%, 9/15/21	230	239,775

7.625%, 2/15/25	250	299,844

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

T-Mobile USA, Inc.

6.50%, 1/15/26	$110	$114,449

		$1,599,216

Utilities — 0.0%(6)

Vistra Operations Co., LLC

5.00%, 7/31/27(1)	$201	$212,778

4.30%, 7/15/29(1)	32	35,849

		$248,627

Total Corporate Bonds & Notes (identified cost $26,855,784)		$27,286,527

Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.0%(6)

LG Newco Holdco, Inc.(4)(5)	4,079	$209,028

		$209,028

Financial Services — 0.0%(6)

DBI Investors, Inc., Series A-1(3)(4)(5)	1,113	$89,407

		$89,407

Nonferrous Metals / Minerals — 0.0%(6)

ACNR Holdings, Inc., 15.00% (PIK)(4)(5)	1,645	$53,463

		$53,463

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(5)	655	$52,400

David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(5)	2,667	215,920

		$268,320

Total Preferred Stocks (identified cost $430,046)		$620,218

Senior Floating-Rate Loans — 146.4%(11)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 3.3%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	107	$117,421

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	418	457,943

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	450	536,671

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027(12)		746	745,317

Dynasty Acquisition Co., Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,060	990,292

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		1,971	1,841,295

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%, Floor 1.50%), Maturing July 19, 2021(13)		325	321,082

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), Maturing July 18, 2021(3)		422	335,059

Spirit Aerosystems, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), Maturing January 30, 2025		450	455,344

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		2,805	2,727,714

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		7,738	7,517,700

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(12)		2,801	2,632,596

			$18,678,434

Air Transport — 1.5%

Delta Air Lines, Inc.

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023		2,120	$2,143,534

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024		3,219	3,280,280

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027		800	826,760

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Air Transport (continued)

SkyMiles IP, Ltd.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027		2,200	$2,254,314

			$8,504,888

Automotive — 4.2%

Adient US, LLC

Term Loan, 4.41%, (USD LIBOR + 4.25%), Maturing May 6, 2024(12)		1,506	$1,505,130

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		3,344	3,288,069

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		855	851,036

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024		1,646	918,618

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(12)		1,459	1,378,519

Clarios Global L.P.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,694	3,661,819

Dayco Products, LLC

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,086	749,986

Garrett LX III S.a.r.l.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing September 27, 2025	EUR	389	451,104

Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025		270	263,996

Garrett Motion, Inc.

DIP Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 15, 2021		154	154,966

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		605	599,396

Les Schwab Tire Centers

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027		2,850	2,828,625

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,758	3,642,972

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,101	1,098,075

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

TI Group Automotive Systems, LLC

Term Loan, 4.50%, (3 mo. EURIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	EUR	857	$1,032,797

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024		1,151	1,147,980

			$23,573,088

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, Maturing November 18, 2027(14)		1,100	$1,101,787

			$1,101,787

Brokerage / Securities Dealers / Investment Houses — 0.6%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,456	$3,341,870

			$3,341,870

Building and Development — 5.4%

ACProducts, Inc.

Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025		444	$455,207

Advanced Drainage Systems, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		272	271,330

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,500	2,457,762

American Residential Services, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027		625	621,484

APi Group DE, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,538	1,516,501

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2026		325	319,719

Beacon Roofing Supply, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		609	597,283

Brookfield Property REIT, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,004	930,418

Core & Main L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024		1,170	1,157,844

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Cornerstone Building Brands, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		808	$804,416

CP Atlas Buyer, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027		319	318,830

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027		956	956,489

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024		1,146	1,146,857

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,846	5,681,821

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	575	682,460

Term Loan, 4.50%, (1 mo. EURIBOR + 4.50%), Maturing September 29, 2027	EUR	1,075	1,287,581

Term Loan, 5.67%, (1 mo. USD LIBOR + 5.50%), Maturing September 29, 2027		699	701,224

Quikrete Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,222	2,193,593

RE/MAX International, Inc.

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		2,038	2,037,534

Realogy Group, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025		888	865,956

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		1,116	1,116,229

White Cap Buyer, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027		2,375	2,358,035

WireCo WorldGroup, Inc.

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023		940	860,111

Term Loan - Second Lien, 10.00%, (6 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing September 30, 2024		1,300	1,059,500

			$30,398,184

Business Equipment and Services — 12.3%

Adevinta ASA

Term Loan, Maturing October 23, 2027(14)		325	$325,000

Term Loan, Maturing October 23, 2027(14)	EUR	1,250	1,497,187

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		415	$411,802

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		848	919,944

AlixPartners, LLP

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		2,318	2,276,823

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	788	940,162

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		3,577	3,559,121

Amentum Government Services Holdings, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027		1,022	1,007,101

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,836	3,822,347

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025		697	694,904

Asplundh Tree Expert, LLC

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027		1,250	1,252,790

Belfor Holdings, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		568	569,232

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027		668	667,770

Bracket Intermediate Holding Corp.

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		931	921,690

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024		1,676	1,616,585

Camelot U.S. Acquisition 1 Co.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026		1,225	1,222,320

Cardtronics USA, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027		599	600,295

CCC Information Services, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024		3,126	3,114,510

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Ceridian HCM Holding, Inc.

Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025		1,047	$1,027,661

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023		200	185,417

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027		2,219	2,216,663

EAB Global, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(12)		1,365	1,345,662

EIG Investors Corp.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023(12)		4,042	4,043,729

Garda World Security Corporation

Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		1,426	1,425,066

Greeneden U.S. Holdings II, LLC

Term Loan, Maturing October 8, 2027(14)		925	922,919

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025		2,595	2,569,988

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027		850	849,292

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025		2,211	2,184,834

Iron Mountain, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		902	886,092

KAR Auction Services, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		668	654,467

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025		2,719	2,599,770

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), Maturing August 22, 2025		425	395,250

LGC Group Holdings, Ltd.

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 21, 2027	EUR	500	589,343

Loire Finco Luxembourg S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027		374	365,646

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		1,591	$1,415,985

Northstar Group Services, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026		1,400	1,375,500

PGX Holdings, Inc.

Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25 PIK, Maturing September 29, 2023		1,148	1,079,096

Pre-Paid Legal Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		412	402,360

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(12)		2,386	2,376,896

Red Ventures, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,486	1,442,579

Rockwood Service Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		498	496,567

Sabre GLBL, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,021	976,078

SMG US Midco 2, Inc.

Term Loan, 2.69%, (USD LIBOR + 2.50%), Maturing January 23, 2025(12)		244	224,280

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,325	2,749,607

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		3,749	3,704,891

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing July 15, 2025	EUR	801	948,541

Tempo Acquisition, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026		1,665	1,640,451

Vestcom Parent Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023		553	542,482

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		262	259,752

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024(12)		342	$324,805

Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(12)		1,143	1,090,246

Zephyr Bidco Limited

Term Loan, 4.29%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	775	1,019,243

			$69,750,741

Cable and Satellite Television — 5.6%

Altice France S.A.

Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		782	$772,873

Term Loan, 4.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,236	1,226,810

CSC Holdings, LLC

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,686	3,602,002

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,348	1,322,080

Numericable Group S.A.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,954	1,903,644

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	483	568,850

Telenet Financing USD, LLC

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		4,075	4,004,005

UPC Broadband Holding B.V.

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		900	880,875

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	775	920,125

Term Loan, 3.50%, (2 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	888	1,065,139

Term Loan, 3.50%, (2 mo. EURIBOR + 3.50%), Maturing January 31, 2029	EUR	888	1,065,139

Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		2,050	2,034,412

Term Loan, 3.67%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029		2,050	2,034,412

Virgin Media Bristol, LLC

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,625	4,543,198

Term Loan, Maturing January 31, 2029(14)		1,275	1,267,669

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media SFA Finance Limited

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,325	$1,577,366

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,425	2,893,794

			$31,682,393

Chemicals and Plastics — 6.8%

Alpha 3 B.V.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024		1,318	$1,310,606

Aruba Investments, Inc.

Term Loan, Maturing October 28, 2027(14)	EUR	525	627,029

Term Loan, Maturing October 28, 2027(14)		800	798,000

Axalta Coating Systems US Holdings, Inc.

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,310	2,273,153

Charter NEX US, Inc.

Term Loan, Maturing November 24, 2027(14)		500	500,729

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	631	742,138

Emerald Performance Materials, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025		395	395,109

Ferro Corporation

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		350	345,403

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		357	352,912

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		434	429,103

Flint Group GmbH

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(12)		157	144,901

Flint Group US, LLC

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(12)		949	876,532

Gemini HDPE, LLC

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,142	2,109,900

H.B. Fuller Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,177	1,163,207

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Hexion, Inc.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		765	$761,486

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,600	1,908,561

INEOS Enterprises Holdings II Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing August 28, 2026	EUR	200	237,825

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026		224	222,661

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	3,185	3,749,290

Messer Industries GmbH

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,527	1,507,530

Minerals Technologies, Inc.

Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(12)		886	885,641

Momentive Performance Materials, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		469	455,577

Orion Engineered Carbons GmbH

Term Loan, 2.22%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,128	1,115,082

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	808	962,673

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		1,677	1,573,399

PQ Corporation

Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		2,349	2,303,102

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027		2,020	2,019,938

Pregis TopCo Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026		670	662,261

Rohm Holding GmbH

Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		397	385,579

Starfruit Finco B.V.

Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,494	1,469,659

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	448	533,430

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tronox Finance, LLC

Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(12)		3,120	$3,086,750

Univar, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,953	1,933,998

Venator Materials Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		412	400,398

			$38,243,562

Conglomerates — 0.0%(6)

Penn Engineering & Manufacturing Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024		199	$198,964

			$198,964

Containers and Glass Products — 3.1%

Berry Global, Inc.

Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		1,012	$996,182

BWAY Holding Company

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,502	2,389,454

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(12)		3,479	3,438,935

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025		1,515	1,481,400

Libbey Glass, Inc.

Term Loan, 9.00%, (6 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing November 12, 2025		799	767,052

Reynolds Consumer Products, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		1,371	1,356,718

Reynolds Group Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,146	2,122,941

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026		1,550	1,526,943

Ring Container Technologies Group, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		899	881,264

Trident TPI Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,337	1,571,139

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Trident TPI Holdings, Inc. (continued)

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024		755	$743,227

			$17,275,255

Cosmetics / Toiletries — 0.7%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		3,813	$3,811,338

			$3,811,338

Drugs — 6.8%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	200	$239,862

Akorn, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025		864	870,062

Albany Molecular Research, Inc.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(12)		825	823,263

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 30, 2024		275	275,573

Alkermes, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		394	391,636

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,714	3,605,697

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		1,760	1,610,580

Bausch Health Companies, Inc.

Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,247	5,192,023

Cambrex Corporation

Term Loan, Maturing December 4, 2026(14)		325	326,016

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		862	863,491

Elanco Animal Health Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027		640	631,032

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		5,509	5,364,800

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.10%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		2,538	$2,503,333

Horizon Therapeutics USA, Inc.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026		2,196	2,177,549

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022		5,899	5,895,559

Mallinckrodt International Finance S.A.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024		2,910	2,736,030

Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025		3,282	3,079,158

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	625	738,542

Packaging Coordinators Midco, Inc.

Term Loan, Maturing September 25, 2027(14)		1,250	1,242,188

			$38,566,394

Ecological Services and Equipment — 0.5%

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025		1,960	$1,927,093

Patriot Container Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 20, 2025		146	143,142

TruGreen Limited Partnership

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027		650	649,187

US Ecology Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		273	271,232

			$2,990,654

Electronics / Electrical — 25.8%

Allegro Microsystems, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing September 30, 2027		48	$48,017

Applied Systems, Inc.

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025		2,700	2,715,749

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		765	$748,314

Term Loan - Second Lien, 8.65%, (1 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,525	1,569,378

AQA Acquisition Holding, Inc.

Term Loan, Maturing November 19, 2027(14)		975	973,172

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		871	872,802

Avast Software B.V.

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023		206	205,355

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		4,138	4,098,070

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	295	353,288

Barracuda Networks, Inc.

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing October 30, 2028		450	454,500

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		597	590,284

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing January 29, 2027		250	249,688

Cambium Learning Group, Inc.

Term Loan, 4.72%, (2 mo. USD LIBOR + 4.50%), Maturing December 18, 2025		975	959,460

Castle US Holding Corporation

Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		1,077	1,042,645

CDW, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026		1,336	1,338,133

Celestica, Inc.

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		263	260,859

CentralSquare Technologies, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		909	843,492

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		808	796,271

CommScope, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		1,832	1,805,335

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Cornerstone OnDemand, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	1,734	$1,735,531

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	660	647,081

E2open, LLC

Term Loan, Maturing October 29, 2027(14)	975	969,516

ECI Macola Max Holdings, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027	1,225	1,216,769

Electro Rent Corporation

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	1,745	1,738,607

Epicor Software Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	5,157	5,169,915

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028	925	957,375

EXC Holdings III Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	1,655	1,636,065

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	5,724	5,559,023

Fiserv Investment Solutions, Inc.

Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	599	597,752

GlobalLogic Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	451	445,211

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027	825	826,031

Go Daddy Operating Company, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	1,222	1,217,482

Hyland Software, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024	6,462	6,450,186

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025	3,806	3,829,788

Imperva, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing January 12, 2026	650	645,938

Imprivata, Inc.

Term Loan, Maturing November 24, 2027(14)	1,300	1,295,125

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Infoblox, Inc.

Term Loan, 6.75%, (USD Prime + 3.50%), Maturing November 7, 2023		1,534	$1,534,390

Term Loan, Maturing October 7, 2027(14)		1,575	1,567,125

Term Loan - Second Lien, Maturing October 6, 2028(14)		2,250	2,238,750

Informatica, LLC

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 25, 2027	EUR	299	353,306

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		6,443	6,350,012

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(15)		550	561,000

Ivanti Software, Inc.

Term Loan, Maturing November 20, 2027(14)		1,470	1,458,225

Term Loan, Maturing November 22, 2027(14)		564	558,986

Term Loan, Maturing November 22, 2027(14)		841	834,429

LogMeIn, Inc.

Term Loan, 4.89%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027		1,625	1,609,004

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		506	493,185

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing June 5, 2025	EUR	745	895,159

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025		1,888	1,895,206

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,264	1,234,207

Marcel LUX IV S.a.r.l.

Term Loan, Maturing September 22, 2027(14)		500	498,750

MaxLinear, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 31, 2023		1,375	1,373,281

Milano Acquisition Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027		3,100	3,079,332

Mirion Technologies, Inc.

Term Loan, 4.27%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		1,368	1,362,741

MKS Instruments, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		330	327,273

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		524	522,516

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

NCR Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	1,561	$1,543,180

Recorded Books, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	873	855,245

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), Maturing August 29, 2025	1,650	1,631,438

Redstone Buyer, LLC

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	2,845	2,843,222

Refinitiv US Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,675	1,665,804

Renaissance Holding Corp.

Term Loan - Second Lien, 7.15%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	200	195,333

Seattle Spinco, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,415	3,330,599

SkillSoft Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	452	455,040

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	1,492	1,484,792

SolarWinds Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	3,411	3,373,504

Solera, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,787	2,754,728

Sophia L.P.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing October 7, 2027	450	447,656

Sparta Systems, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	2,400	2,286,067

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	702	692,639

SS&C Technologies, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	926	914,534

STG-Fairway Holdings, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	3,446	3,371,404

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

SurveyMonkey, Inc.

Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		1,042	$1,029,041

Switch, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		183	183,333

Symplr Software, Inc.

Term Loan, Maturing November 23, 2027(14)		875	866,250

Syncsort Incorporated

Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024		2,547	2,508,573

Tech Data Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025		1,200	1,202,063

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026		5,346	5,251,131

Term Loan - Second Lien, 7.40%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028		1,350	1,362,656

TTM Technologies, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		150	148,312

Uber Technologies, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,228	4,214,837

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025		2,717	2,722,058

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		1,757	1,749,362

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026		4,275	4,288,624

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), Maturing May 3, 2027		275	281,531

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		775	775,268

Valkyr Purchaser, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027		800	794,000

Verifone Systems, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		1,251	1,190,586

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025		2,750	2,720,781

Term Loan, Maturing September 1, 2025(14)	EUR	373	446,512

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

VS Buyer, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027		1,244	$1,232,867

Vungle, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026		718	718,647

Western Digital Corporation

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		966	964,626

			$146,105,327

Equipment Leasing — 0.7%

Avolon TLB Borrower 1 (US), LLC

Term Loan, Maturing December 31, 2027(14)		2,025	$2,017,827

Boels Topholding B.V.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 6, 2027	EUR	600	717,947

Fly Funding II S.a.r.l.

Term Loan, 6.24%, (3 mo. USD LIBOR + 6.00%), Maturing October 8, 2025		1,325	1,281,938

			$4,017,712

Financial Intermediaries — 3.7%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		469	$447,955

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		5,075	4,863,613

Citco Funding, LLC

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,777	2,700,695

Claros Mortgage Trust, Inc.

Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		617	606,728

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(16)		2,592	822,957

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		268	267,455

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	896,455

Focus Financial Partners, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		3,041	2,994,354

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Franklin Square Holdings L.P.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		563	$552,229

Greenhill & Co., Inc.

Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,087	1,076,006

GreenSky Holdings, LLC

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,463	1,418,625

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025		499	490,022

Harbourvest Partners, LLC

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		27	26,567

LPL Holdings, Inc.

Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,489	1,467,349

Starwood Property Trust, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		545	534,971

Victory Capital Holdings, Inc.

Term Loan, 2.73%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,160	1,148,806

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024		441	440,226

			$20,755,013

Food Products — 3.9%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,522	$2,474,037

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		355	355,953

B&G Foods, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		227	226,773

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		364	345,108

CHG PPC Parent, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		513	505,169

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	3,125	3,690,381

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Froneri International, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027		2,195	$2,146,324

Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 31, 2027	EUR	1,300	1,533,083

H Food Holdings, LLC

Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,740	1,709,163

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		491	484,342

HLF Financing S.a.r.l.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		805	802,119

Jacobs Douwe Egberts International B.V.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,512	1,507,838

Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	285	341,483

JBS USA Lux S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,383	4,330,024

Nomad Foods Europe Midco Limited

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,267	1,249,405

Shearer’s Foods, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027		450	449,672

			$22,150,874

Food Service — 2.1%

1011778 B.C. Unlimited Liability Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,888	$4,764,986

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(12)		2,527	2,488,024

Term Loan, Maturing November 18, 2027(14)		2,100	2,079,876

Restaurant Technologies, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		171	166,358

US Foods, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		877	852,979

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,757	1,698,491

			$12,050,714

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 0.3%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		502	$503,085

L1R HB Finance Limited

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	475,796

Term Loan, 5.55%, (6 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	527,009

			$1,505,890

Forest Products — 0.2%

Neenah, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027		998	$1,021,191

			$1,021,191

Health Care — 13.0%

Accelerated Health Systems, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		565	$550,461

ADMI Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,809	1,747,589

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		794	721,403

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), Maturing April 24, 2024		530	247,551

athenahealth, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		1,995	1,987,145

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		414	413,788

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027		450	450,656

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		1,494	1,478,867

BW NHHC Holdco, Inc.

Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,511	2,201,332

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	1,062,367

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Certara L.P.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		967	$959,832

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(12)		5,041	5,000,575

CHG Healthcare Services, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023		3,448	3,406,083

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024		511	507,371

Dedalus Finance GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing May 4, 2027	EUR	825	989,022

Term Loan, Maturing August 16, 2027(14)	EUR	1,200	1,438,578

Ensemble RCM, LLC

Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		520	518,126

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		6,073	4,997,027

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,382	2,372,540

GHX Ultimate Parent Corporation

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024		970	954,188

Greatbatch, Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		1,502	1,500,615

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,121	1,118,097

Inovalon Holdings, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,251	1,235,113

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		551	545,036

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		970	960,199

Medical Solutions, LLC

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		1,620	1,595,380

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023		2,862	2,827,636

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		30	$29,976

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		661	656,704

Term Loan, Maturing March 9, 2026(14)		10	10,152

Term Loan, Maturing March 9, 2026(14)		265	263,007

Navicure, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		1,020	1,005,852

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026		550	549,313

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022		2,056	1,967,590

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,900	4,809,808

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	423	495,599

Parexel International Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		1,610	1,578,151

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,950	1,927,226

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026		625	621,484

Radiology Partners, Inc

Term Loan, 4.80%, (USD LIBOR + 4.25%), Maturing July 9, 2025(12)		2,555	2,471,273

RadNet, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023		1,584	1,580,938

Select Medical Corporation

Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,709	2,665,751

Sound Inpatient Physicians

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		489	483,313

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		3,430	3,366,736

Synlab Bondco Plc

Term Loan, Maturing July 31, 2027(14)	EUR	325	386,707

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		1,992	1,753,212

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Tecomet, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024	1,120	$1,090,636

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	2,623	2,544,908

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	799	798,239

Viant Medical Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	490	458,640

Wink Holdco, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024	486	486,174

		$73,787,966

Home Furnishings — 0.8%

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	1,174	$1,182,863

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	3,883	3,517,338

		$4,700,201

Industrial Equipment — 7.5%

AI Alpine AT Bidco GmbH

Term Loan, 3.23%, (USD LIBOR + 3.00%), Maturing October 31, 2025(12)	246	$229,966

Alliance Laundry Systems, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027	1,225	1,224,107

Altra Industrial Motion Corp.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	633	626,112

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	2,971	2,909,459

CFS Brands, LLC

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	269	245,027

CPM Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	2,214	2,121,065

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	400	$475,152

Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		470	452,028

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	322	381,755

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	805	954,392

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		895	883,072

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		479	468,930

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022		1,288	1,223,635

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024		1,801	1,775,448

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 19, 2024		319	318,381

EWT Holdings III Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		1,870	1,855,502

Filtration Group Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,665	1,633,899

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	390	461,257

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing March 29, 2025		400	399,458

Gardner Denver, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,297	1,276,588

Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	421	501,606

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	917	1,085,740

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		4,557	4,524,702

Hayward Industries, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		478	470,496

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing August 4, 2026		725	713,219

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Ingersoll-Rand Services Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,418	$1,395,847

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		1,582	1,504,936

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		198	189,173

Pro Mach Group, Inc.

Term Loan, 3.50%, Maturing March 7, 2025(13)		229	237,134

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025(12)		694	679,221

Quimper AB

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing February 13, 2026	EUR	1,900	2,278,634

Robertshaw US Holding Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025		1,048	984,910

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		279	277,904

Titan Acquisition Limited

Term Loan, 3.36%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,092	2,984,375

Vertical Midco GmbH

Term Loan, 4.57%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027		1,350	1,348,523

Welbilt, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		3,484	3,303,026

			$42,394,679

Insurance — 6.6%

Alliant Holdings Intermediate, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		2,525	$2,468,656

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		469	458,618

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing October 8, 2027		475	473,738

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		5,273	5,263,186

AssuredPartners Capital, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027		498	498,495

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,489	$1,461,368

Asurion, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		1,249	1,245,257

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,264	2,245,623

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,945	3,980,471

Financiere CEP S.A.S.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 3, 2027	EUR	550	661,644

FrontDoor, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		490	487,550

Hub International Limited

Term Loan, 2.96%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		4,436	4,335,021

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025		1,886	1,891,643

NFP Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,694	3,600,428

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027		1,925	1,921,791

Sedgwick Claims Management Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,253	1,225,480

USI, Inc.

Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,596	3,526,687

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,464	1,460,827

			$37,206,483

Leisure Goods / Activities / Movies — 6.3%

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,625	$4,134,905

Ancestry.com Operations, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 27, 2026		3,333	3,333,444

Bombardier Recreational Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		4,694	4,570,199

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Bombardier Recreational Products, Inc. (continued)

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027		698	$710,120

Carnival Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025		1,397	1,447,123

ClubCorp Holdings, Inc.

Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,387	2,143,914

Crown Finance US, Inc.

Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	290	271,693

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		1,761	1,359,000

Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026		1,535	1,171,015

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,530	1,495,167

Etraveli Holding AB

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	950	1,014,221

Lindblad Expeditions, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		340	319,807

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025		1,361	1,279,230

Match Group, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027		775	765,636

Playtika Holding Corp.

Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024		3,417	3,439,297

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		1,909	1,829,621

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(12)		1,116	1,114,463

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025		514	498,433

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		1,726	1,568,127

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		224	$222,193

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		2,301	2,283,575

Vue International Bidco PLC

Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	678	707,063

			$35,678,246

Lodging and Casinos — 3.6%

Aristocrat Technologies, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,040	$1,016,240

Azelis Finance S.A.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,000	2,378,033

Boyd Gaming Corporation

Term Loan, 2.35%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		678	669,765

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		2,761	2,670,664

Golden Nugget, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023		4,968	4,738,291

GVC Holdings (Gibraltar) Limited

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024		1,170	1,158,300

GVC Holdings PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,875	2,234,917

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		2,569	2,365,001

Sportradar Capital S.a.r.l.

Term Loan, Maturing October 27, 2027(14)	EUR	550	658,528

Stars Group Holdings B.V. (The)

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,783	1,788,493

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	597	716,426

			$20,394,658

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.5%

American Consolidated Natural Resources, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025		673	$605,900

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(15)		163	130,106

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(16)		942	84,776

Oxbow Carbon, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025		775	773,062

Rain Carbon GmbH

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,176,822

			$2,770,666

Oil and Gas — 4.1%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022		767	$671,181

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		172	168,396

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 28, 2027		222	224,687

Blackstone CQP Holdco L.P.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,037	1,027,154

Buckeye Partners L.P.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		1,343	1,332,127

Centurion Pipeline Company, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025		250	247,188

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		270	267,317

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,093	1,834,560

CITGO Petroleum Corporation

Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024		4,156	3,984,714

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Delek US Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	1,379	$1,297,389

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	597	588,791

Fieldwood Energy, LLC

DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), Maturing August 4, 2021(13)	410	408,906

Term Loan, 0.00%, Maturing April 11, 2022(16)	2,775	624,333

Lealand Finance Company B.V.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00% PIK, Maturing June 30, 2025	369	251,548

Matador Bidco S.a.r.l.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	4,084	4,002,785

McDermott Technology Americas, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	26	22,310

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,871	2,699,812

PSC Industrial Holdings Corp.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	1,871	1,800,660

RDV Resources Properties, LLC

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), Maturing March 29, 2024(3)	509	334,549

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	88	79,235

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	90	70,581

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	104	52,457

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	1,086	1,087,608

		$23,078,288

Publishing — 1.2%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	525	$525,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,188	$1,175,625

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024	425	425,133

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,725	1,670,533

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(16)	784	128,373

Nielsen Finance, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	846	849,345

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,581	1,572,150

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	206	188,779

		$6,535,594

Radio and Television — 3.2%

Cumulus Media New Holdings, Inc.

Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	516	$498,799

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	3,168	2,676,960

Entercom Media Corp.

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	928	900,549

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	846	816,258

Gray Television, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	251,215

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	637	629,118

Hubbard Radio, LLC

Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	784	760,930

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,911	1,850,460

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	424	419,963

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Nexstar Broadcasting, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,386	$1,368,390

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	453	448,534

Sinclair Television Group, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	533	521,531

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	668	654,606

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	2,632	2,602,381

Univision Communications, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	3,485	3,458,705

		$17,858,399

Retailers (Except Food and Drug) — 2.9%

Apro, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	670	$669,473

Ascena Retail Group, Inc.

DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	685	761,711

Term Loan, 0.00%, Maturing August 21, 2022(16)	1,978	629,333

Bass Pro Group, LLC

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	2,974	2,978,794

BJ’s Wholesale Club, Inc.

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	520	518,803

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	46	45,490

CNT Holdings I Corp.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	775	770,338

David’s Bridal, Inc.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	298	279,039

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	349	290,291

Harbor Freight Tools USA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	1,600	1,591,858

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	2,058	$1,883,124

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	1,004	992,771

Mattress Firm, Inc.

Term Loan, Maturing November 24, 2027(14)	925	920,375

PetSmart, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	3,613	3,600,493

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(3)(16)	2,332	0

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(16)	455	284,176

		$16,216,069

Steel — 1.0%

Atkore International, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	1,258	$1,256,564

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	2,153	2,143,483

Neenah Foundry Company

Term Loan, 10.07%, (2 mo. USD LIBOR + 9.00%), Maturing December 13, 2022	710	621,378

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	878	859,402

Zekelman Industries, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	1,070	1,052,021

		$5,932,848

Surface Transport — 0.5%

Hertz Corporation (The)

DIP Loan, 4.62%, (USD Prime + 6.25%), Maturing December 31, 2020(13)	917	$945,283

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023	1,078	1,050,363

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	117	113,953

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	383	374,729

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	$644,312

			$3,128,640

Telecommunications — 6.2%

Cablevision Lightpath, LLC

Term Loan, Maturing September 15, 2027(14)		400	$398,417

CenturyLink, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		7,444	7,294,413

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		1,649	1,529,801

Digicel International Finance Limited

Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,770	1,572,214

eircom Finco S.a.r.l.

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2026	EUR	1,706	2,035,741

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,935,399

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021		408	403,958

Term Loan, 0.00%, Maturing January 6, 2023(16)		2,743	2,073,179

Intelsat Jackson Holdings S.A.

DIP Loan, 5.78%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(12)(13)		1,037	1,061,543

Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023		1,900	1,924,343

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024		1,600	1,624,000

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(3)		1,230	886,271

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		1,737	1,689,233

Plantronics, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,327	1,284,935

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023		1,024	892,795

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Telesat Canada

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,439	$1,407,943

Zayo Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027		2,637	2,594,892

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	448	534,210

Ziggo Financing Partnership

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,825	3,748,840

			$34,892,127

Utilities — 1.3%

Brookfield WEC Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025		1,688	$1,672,921

Calpine Construction Finance Company L.P.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		941	928,730

Calpine Corporation

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,340	3,319,821

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		938	930,972

Longview Power, LLC

Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(3)		404	322,940

USIC Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 8, 2023		195	192,907

			$7,368,291

Total Senior Floating-Rate Loans (identified cost $844,895,437)			$827,667,428

Warrants — 0.0%(6)
Security		Shares	Value

Health Care — 0.0%(6)

THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)		24	$7,159

THAIHOT Investment Company US Limited, Exp. 10/13/27(3)(4)(5)		175	52,197

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care (continued)

THAIHOT Investment Company US Limited, Exp. 10/13/27, (Contingent Warrants)(3)(4)(5)	11,110	$0

		$59,356

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,543	$0

		$0

Total Warrants (identified cost $0)		$59,356

Miscellaneous — 0.0%(6)
Security	Shares	Value

Oil and Gas — 0.0%(6)

Paragon Offshore Finance Company, Class A(4)(5)	1,707	$512

Paragon Offshore Finance Company, Class B(4)(5)	854	10,462

Total Miscellaneous (identified cost $18,573)		$10,974

Short-Term Investments — 2.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(17)	11,721,058	$11,721,058

Total Short-Term Investments (identified cost $11,721,058)		$11,721,058

Total Investments — 163.6% (identified cost $945,579,468)		$925,099,502

Less Unfunded Loan Commitments — (0.4)%		$(1,928,228)

Net Investments — 163.2% (identified cost $943,651,240)		$923,171,274

Notes Payable — (44.9)%		$(254,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.1)%		$(79,898,063)

Other Assets, Less Liabilities — (4.2)%		$(23,712,131)

Net Assets Applicable to Common Shares — 100.0%		$565,561,080

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $55,501,650 or 9.8% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2020.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Non-income producing security.

(6)	Amount is less than 0.05%.

(7)	Restricted security (see Note 7).

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or a minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(12)

The stated interest rate represents the weighted average interest rate at November 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At November 30, 2020, the total value of unfunded loan commitments is $1,961,568. See Note 1F for description.

(14)	This Senior Loan will settle after November 30, 2020, at which time the interest rate will be determined.

(15)	Fixed-rate loan.

(16)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

29	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	19,558,223	EUR	16,779,950	Standard Chartered Bank	12/2/20	$—	$(457,749)

USD	1,266,729	EUR	1,075,000	State Street Bank and Trust Company	12/2/20	—	(15,585)

USD	21,382,682	EUR	17,854,950	Standard Chartered Bank	1/5/21	59,455	—

USD	20,596,018	EUR	17,490,568	Goldman Sachs International	1/29/21	—	(303,337)

USD	2,075,826	EUR	1,743,802	HSBC Bank USA, N.A.	1/29/21	—	(7,830)

USD	1,281,081	EUR	1,069,500	State Street Bank and Trust Company	1/29/21	3,143	—

USD	20,769,594	EUR	17,446,916	HSBC Bank USA, N.A.	2/26/21	—	(90,396)

USD	1,560,635	GBP	1,168,034	State Street Bank and Trust Company	2/26/21	2,119	—

						$64,717	$(874,897)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

30	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2020

Unaffiliated investments, at value (identified cost, $931,930,182)	$911,450,216

Affiliated investment, at value (identified cost, $11,721,058)	11,721,058

Cash	3,384,261

Deposits for derivatives collateral — forward foreign currency exchange contracts	720,000

Foreign currency, at value (identified cost, $633,570)	631,797

Interest and dividends receivable	3,176,591

Dividends receivable from affiliated investment	674

Receivable for investments sold	396,274

Receivable for open forward foreign currency exchange contracts	64,717

Prepaid upfront fees and other fees on notes payable and variable rate term preferred shares	242,560

Prepaid expenses	35,512

Total assets	$931,823,660

Liabilities

Notes payable	$254,000,000

Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $101,937)	79,898,063

Payable for investments purchased	30,195,884

Payable for open forward foreign currency exchange contracts	874,897

Payable to affiliates:

Investment adviser fee	543,685

Trustees’ fees	7,526

Interest expense and fees payable	487,444

Accrued expenses	255,081

Total liabilities	$366,262,580

Net assets applicable to common shares	$565,561,080

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 39,863,690 shares issued and outstanding	$398,637

Additional paid-in capital	624,388,144

Accumulated loss	(59,225,701)

Net assets applicable to common shares	$565,561,080

Net Asset Value Per Common Share

($565,561,080 ÷ 39,863,690 common shares issued and outstanding)	$14.19

31	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2020

Interest and other income	$19,933,077

Dividends	416,745

Dividends from affiliated investment	7,687

Total investment income	$20,357,509

Expenses

Investment adviser fee	$3,182,258

Trustees’ fees and expenses	22,020

Custodian fee	102,171

Transfer and dividend disbursing agent fees	10,189

Legal and accounting services	129,577

Printing and postage	35,904

Interest expense and fees	2,584,779

Miscellaneous	58,115

Total expenses	$6,125,013

Net investment income	$14,232,496

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(11,241,159)

Investment transactions — affiliated investment	155

Foreign currency transactions	(13,429)

Forward foreign currency exchange contracts	(4,027,187)

Net realized loss	$(15,281,620)

Change in unrealized appreciation (depreciation) —

Investments	$61,480,116

Investments — affiliated investment	710

Foreign currency	(92,817)

Forward foreign currency exchange contracts	28,813

Net change in unrealized appreciation (depreciation)	$61,416,822

Net realized and unrealized gain	$46,135,202

Net increase in net assets from operations	$60,367,698

32	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020

From operations —

Net investment income	$14,232,496	$33,594,529

Net realized loss	(15,281,620)	(20,580,181)

Net change in unrealized appreciation (depreciation)	61,416,822	(59,806,577)

Net increase (decrease) in net assets from operations	$60,367,698	$(46,792,229)

Distributions to common shareholders	$(14,271,201)	$(40,150,709)

Net increase (decrease) in net assets	$46,096,497	$(86,942,938)

Net Assets Applicable to Common Shares

At beginning of period	$519,464,583	$606,407,521

At end of period	$565,561,080	$519,464,583

33	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2020

Net increase in net assets from operations	$60,367,698

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(134,072,434)

Investments sold and principal repayments	79,831,690

Increase in short-term investments, net	(4,624,577)

Net amortization/accretion of premium (discount)	(1,653,635)

Amortization of deferred debt issuance costs on variable rate term preferred shares	16,101

Amortization of prepaid upfront fees and other fees on notes payable and variable rate term preferred shares	344,833

Decrease in interest and dividends receivable	327,817

Decrease in dividends receivable from affiliated investment	839

Increase in receivable for open forward foreign currency exchange contracts	(32,734)

Decrease in prepaid expenses	15,213

Decrease in cash collateral due to broker	(120,000)

Increase in payable for open forward foreign currency exchange contracts	3,921

Increase in payable to affiliate for investment adviser fee	56,242

Increase in payable to affiliate for Trustees’ fees	2

Decrease in interest expense and fees payable	(248,191)

Decrease in accrued expenses	(137,005)

Increase in unfunded loan commitments	1,635,508

Net change in unrealized (appreciation) depreciation from investments	(61,480,826)

Net realized loss from investments	11,241,004

Net cash used in operating activities	$(48,528,534)

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(14,271,201)

Proceeds from notes payable	69,000,000

Repayments of notes payable	(5,000,000)

Net cash provided by financing activities	$49,728,799

Net increase in cash and restricted cash*	$1,200,265

Cash and restricted cash at beginning of period (including foreign currency)	$3,535,793

Cash and restricted cash at end of period (including foreign currency)	$4,736,058

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and variable rate term preferred shares	$2,472,036

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,723).

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

November 30, 2020

Cash	$3,384,261

Deposit for derivatives collateral — forward foreign currency exchange contracts	720,000

Foreign currency	631,797

Total cash and restricted cash as shown on the Statement of Cash Flows	$4,736,058

34	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period (Common shares)	$13.030		$15.210	$15.610	$15.570	$14.680	$15.640

Income (Loss) From Operations

Net investment income(1)	$0.357		$0.843	$0.847	$0.792	$0.864	$0.908

Net realized and unrealized gain (loss)	1.161		(2.016)	(0.373)	0.076	0.899	(0.964)

Total income (loss) from operations	$1.518		$(1.173)	$0.474	$0.868	$1.763	$(0.056)

Less Distributions to Common Shareholders

From net investment income	$(0.358)		$(1.007)	$(0.874)	$(0.828)	$(0.873)	$(0.904)

Total distributions to common shareholders	$(0.358)		$(1.007)	$(0.874)	$(0.828)	$(0.873)	$(0.904)

Net asset value — End of period (Common shares)	$14.190		$13.030	$15.210	$15.610	$15.570	$14.680

Market value — End of period (Common shares)	$13.150		$11.240	$13.480	$14.850	$15.150	$13.560

Total Investment Return on Net Asset Value(2)	12.13	%(3)	(7.36)%	3.77%	6.03%	12.65%	0.46%

Total Investment Return on Market Value(2)	20.46	%(3)	(9.83)%	(3.32)%	3.67%	18.58%	1.14%

35	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Net assets applicable to common shares, end of period (000’s omitted)	$565,561		$519,465	$606,408	$622,241	$620,772	$585,101

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees(4)	1.30	%(5)	1.26%	1.28%	1.28%	1.32%	1.36%

Interest and fee expense(6)	0.94	%(5)	1.79%	2.00%	1.52%	1.16%	0.93%

Total expenses(4)	2.24	%(5)	3.05%	3.28%	2.80%	2.48%	2.29%

Net investment income	5.20	%(5)	5.85%	5.49%	5.09%	5.68%	6.22%

Portfolio Turnover	8	%(3)	34%	24%	34%	47%	29%

Senior Securities:

Total notes payable outstanding (in 000’s)	$254,000		$190,000	$248,000	$254,000	$246,000	$232,000

Asset coverage per $1,000 of notes payable(7)	$3,542		$4,155	$3,768	$3,765	$3,849	$3,867

Total preferred shares outstanding	800		800	800	800	800	800

Asset coverage per preferred share(8)	$269,330		$292,394	$284,880	$286,300	$290,421	$287,532

Involuntary liquidation preference per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

Approximate market value per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 9).

(7)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 269%, 292%, 285%, 286%, 290% and 288% at November 30, 2020 and May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(9)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Expenses excluding interest and fees	0.83%	0.81%	0.83%	0.83%	0.86%	0.86%

Interest and fee expense	0.61%	1.16%	1.31%	1.00%	0.76%	0.58%

Total expenses	1.44%	1.97%	2.14%	1.83%	1.62%	1.44%

Net investment income	3.35%	3.79%	3.58%	3.33%	3.72%	3.90%

36	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

37

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2020, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to November 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

Variable rate term preferred shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.

38

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

On December 18, 2012, the Trust issued 800 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution. The Trust used the net proceeds from the issuance to enter into a series of transactions which resulted in a redemption and/or repurchase of its Auction Preferred Shares.

On September 30, 2016, the Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) as permitted by the Trust’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. Effective January 24, 2019, the mandatory redemption date of the Series L-2 VRTP Shares was extended to January 24, 2024. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.75% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Trust paid an upfront fee of $400,000 and debt issuance costs of $458,267. The Trust paid additional debt issuance costs of $52,580 in connection with the extension of the mandatory redemption date of the Series L-2 VRTP Shares. These amounts are being amortized to interest expense and fees through January 24, 2024. The unamortized amount of the debt issuance costs as of November 30, 2020 is presented as a reduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2020 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2020. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2020 was $80,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2020 was 1.97%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2020 were $897,641 and 2.24%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $25,388,745 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2020, $6,321,084 are short-term and $19,067,661 are long-term.

39

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at November 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$944,685,595

Gross unrealized appreciation	$13,749,030

Gross unrealized depreciation	(36,073,531)

Net unrealized depreciation	$(22,324,501)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended November 30, 2020, the Trust’s investment adviser fee amounted to $3,182,258. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $146,218,107 and $71,903,805, respectively, for the six months ended November 30, 2020.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended November 30, 2020 and the year ended May 31, 2020.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended November 30, 2020 and the year ended May 31, 2020.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 5,495,789 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended November 30, 2020 and the year ended May 31, 2020, there were no shares sold by the Trust pursuant to its shelf offering.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one entity and one individual affiliated with such entity together owned 13.1% of the Trust’s common shares.

40

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Restricted Securities

At November 30, 2020, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,724	$0

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$0

Total Restricted Securities			$48,724	$0

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2020 is included in the Portfolio of Investments. At November 30, 2020, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At November 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $874,897. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $720,000 at November 30, 2020.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

41

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at November 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$64,717	$(874,897)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of November 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Standard Chartered Bank	$59,455	$(59,455)	$—	$—	$—

State Street Bank and Trust Company	5,262	(5,262)	—	—	—

	$64,717	$(64,717)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(303,337)	$—	$—	$290,000	$(13,337)

HSBC Bank USA, N.A.	(98,226)	—	—	98,226	—

Standard Chartered Bank	(457,749)	59,455	—	280,000	(118,294)

State Street Bank and Trust Company	(15,585)	5,262	—	—	(10,323)

	$(874,897)	$64,717	$—	$668,226	$(141,954)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended November 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(4,027,187)	$28,813

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

42

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended November 30, 2020, which is indicative of the volume of this derivative type, was approximately $76,058,000.

9  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $290 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 8, 2021, the Trust also pays a program fee of 0.85% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended November 30, 2020 totaled $1,005,501 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement on March 9, 2020, the Trust paid upfront fees of $290,000 and, shortly thereafter on March 20, 2020, the Trust paid waiver fees of $362,500 in connection with a reduction of Trust net asset value during the month of March 2020 due to market volatility; these aggregate upfront and waiver fees are being amortized to interest expense through March 8, 2021. The unamortized balance at November 30, 2020 is approximately $185,000 and is included in prepaid upfront fees and other fees on notes payable and variable rate term preferred shares on the Statement of Assets and Liabilities. At November 30, 2020, the Trust had borrowings outstanding under the Agreement of $254,000,000 at an interest rate of 0.21%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2020. For the six months ended November 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $220,770,492 and 0.28%, respectively.

10  Investments in Affiliated Funds

At November 30, 2020, the value of the Trust’s investment in affiliated funds was $11,721,058, which represents 2.1% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the six months ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$7,095,616	$116,088,243	$(111,463,666)	$155	$710	$11,721,058	$7,687	11,721,058

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

43

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

At November 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$36,242,292	$—	$36,242,292

Closed-End Funds	9,856,267	—	—	9,856,267

Common Stocks	1,669,240	4,261,194	5,704,948	11,635,382

Convertible Preferred Stocks	—	—	0	0

Corporate Bonds & Notes	—	27,286,527	—	27,286,527

Preferred Stocks	209,028	53,463	357,727	620,218

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	823,730,275	2,008,925	825,739,200

Warrants	—	—	59,356	59,356

Miscellaneous	—	10,974	—	10,974

Short-Term Investments	—	11,721,058	—	11,721,058

Total Investments	$11,734,535	$903,305,783	$8,130,956	$923,171,274

Forward Foreign Currency Exchange Contracts	$—	$64,717	$—	$64,717

Total	$11,734,535	$903,370,500	$8,130,956	$923,235,991

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(874,897)	$—	$(874,897)

Total	$—	$(874,897)	$—	$(874,897)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2020 is not presented.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

44

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

13  Additional Information

On August 27, 2020, the Trust’s Board of Trustees (the “Board”) received a shareholder demand letter from counsel to Saba Capital Master Fund, Ltd., a hedge fund (“Saba”). Saba also filed claims against the Trust in a lawsuit in Suffolk County Superior Court in Massachusetts asserting breach of contract and fiduciary duty by the Trust and certain of its affiliates, the Trust’s adviser, and the Board, following the recent implementation by the Trust of by-law amendments that (i) require trustee nominees in contested elections to obtain affirmative votes of a majority of eligible shares in order to be elected and (ii) establish certain requirements related to shares obtained in “control share” acquisitions. With respect to the Trust, Saba seeks rescission of these by-law provisions and certain related relief. As of the date these financial statements were issued, the court has not ruled on these matters.

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 10, 2020, the Trust’s Board approved a new investment advisory agreement. Shareholders of record of the Trust at the close of business on October 29, 2020 who have voting power with respect to such shares are entitled to be present and vote at a joint special meeting of shareholders and at any adjournments or postponements thereof. The joint special meeting of shareholders was held on January 12, 2021 and adjourned to February 5, 2021 with respect to the Trust.

45

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Floating-Rate Income Trust.

At a meeting held on November 10, 2020 (the “November Meeting”), the Board of Trustees (each, a “Board” and, collectively, the “Board”) of each closed-end Fund (each, a “Fund” and, collectively, the “Funds”(1)) managed by Eaton Vance Management (“Eaton Vance”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds or Eaton Vance, voted to approve a new investment advisory agreement between each Fund and Eaton Vance, each of which is intended to go into effect upon the completion of the Transaction (as defined below) (each, a “New Agreement” and, collectively, the “New Agreements”). The Board’s evaluative process is more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by Eaton Vance and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendations. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from Eaton Vance and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by Eaton Vance and Morgan Stanley and their respective affiliates during meetings on November 5, 2020 and November 10, 2020.

The Contract Review Committee again met with senior representatives of Eaton Vance and Morgan Stanley at its meeting on November 10, 2020, to further discuss the approval of the New Agreements. The representatives from Eaton Vance and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered Eaton Vance’s and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impact, of the Transaction that relate to the Funds, including the expected impact on the businesses conducted by Eaton Vance with respect to the Funds;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•

A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction, including with respect to the solicitation of shareholder approval of the New Agreements;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to the potential impact of the Transaction on personnel and/or other resources of Eaton Vance and its affiliates, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at Eaton Vance and its affiliates;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

(1)	References to the Funds do not include Eaton Vance Floating-Rate Income Plus Fund.

46

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Board of Trustees’ Contract Approval — continued

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the

“Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of Eaton Vance and its affiliates as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements

•	A representation that, after the Closing, all of the Funds will continue to be advised by Eaton Vance, and will continue under the “Eaton Vance” brand;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and Eaton Vance (collectively, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by Eaton Vance in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by Eaton Vance to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•	Profitability analyses of Eaton Vance with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Closing, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information regarding any contemplated changes to the policies and practices of Eaton Vance with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ post-Closing affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about Eaton Vance

•

Information about the financial results and condition of Eaton Vance since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Confirmation that there are no immediately contemplated post-Closing changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable post-Closing;

•	The Code of Ethics of Eaton Vance and its affiliates, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

47

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Board of Trustees’ Contract Approval — continued

•

Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance and its affiliates, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance and/or administrator to each of the Funds;

•

Information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters;

•	Confirmation that Eaton Vance intends to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that Eaton Vance and Morgan Stanley will continue to keep the Board apprised of developments as the Transaction progresses and prior to and, as applicable, following the Closing;

•	Confirmation that the current senior management team at Eaton Vance has indicated its strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of Eaton Vance regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received reports and participated in presentations provided by Eaton Vance and its affiliates with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by Eaton Vance under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by Eaton Vance under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of Eaton Vance, and that Morgan Stanley and Eaton Vance have advised the Board that, following the Closing, there is not expected to be any diminution in the nature, extent and quality of services provided by Eaton Vance to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and Eaton Vance and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Closing, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and Eaton Vance’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered Eaton Vance’s management capabilities, investment processes and investment performance in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of Eaton Vance’s investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of Eaton Vance and other factors, including the reputation and resources of Eaton Vance to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board

48

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Board of Trustees’ Contract Approval — continued

noted information from Morgan Stanley and Eaton Vance regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from Eaton Vance and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which Eaton Vance or its affiliates may be subject in managing the Funds and in connection with the Transaction. The Board considered the deep experience of Eaton Vance and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Funds. In this regard, the Board considered, among other things, Eaton Vance’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of Eaton Vance and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of Eaton Vance and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of Eaton Vance, the Board noted information regarding the impact of the Transaction, as well as Eaton Vance’s and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for Eaton Vance and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by Eaton Vance and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanations from Eaton Vance concerning the Fund’s relative performance versus the peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, Eaton Vance and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by Eaton Vance and its affiliates and that the Transaction was not expected to have an adverse effect on the ability of Eaton Vance and its affiliates to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by Eaton Vance, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by Eaton Vance in response to inquiries from the Contract Review Committee. The Board considered that the New Agreement does not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by Eaton Vance to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services Eaton Vance provides to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to Eaton Vance as between each Fund and other types of accounts.

49

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by Eaton Vance, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by Eaton Vance and relevant affiliates thereof in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by Eaton Vance and its affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by Eaton Vance and its affiliates were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and Eaton Vance are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from Eaton Vance and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by Eaton Vance and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to Eaton Vance and its affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by Eaton Vance and its affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by Eaton Vance and its affiliates in connection with services provided pursuant to the Current Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of Eaton Vance and its affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which Eaton Vance and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of Eaton Vance and its affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and Eaton Vance are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by Eaton Vance, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by Eaton Vance. The Board also considered the fact that the Funds are not continuously offered in the same manner as an open-end fund and that the Funds’ assets may not increase materially in the foreseeable future.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

50

Eaton Vance

Floating-Rate Income Trust

November 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

52

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7739    11.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 25, 2021